ORGANIZATION AND PRINCIPAL ACTIVITIES - Ownership Interest (Details)	Dec. 31, 2013
Jinpan Electric Group (Shanghai) Co. Ltd. | Jinpan Electric Group (Shanghai) Alternative Energy Equipment Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Jinpan Electric Group (Shanghai) Transmission and Distribution Automation Equipment Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Shanghai Dong Dian International Trading Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric Group (Shanghai) Co. Ltd. | Shanghai Pan Investment Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	85.00%
Hainan Jinpan Electric Co. Ltd. | Hainan Jinpan Electric Reasearch Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd. | Guilin Jun Tai Fu Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Hainan Jinpan Electric Co. Ltd. | Wuhan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	15.00%
Hainan Jinpan Electric Co. Ltd. | Jinpan Electric Group (Shanghai) Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	70.00%
Ownership percentage by noncontrolling owners	30.00%
Jinpan Electric (China) Co. Ltd
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan Electric (China) Co. Ltd | Wuhan Jinpan Electric Co. Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan International USA Ltd.
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%
Jinpan International USA Ltd. | Jinpan Realty Group LLC
Noncontrolling Interest [Line Items]
Percentage of equity interest attributable to company	100.00%